COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Lease and Other Commitments

        In December 2008, the Company signed an agreement for a ten-year lease of office space in Moscow. In April 2011, the Company entered into two more lease agreements to increase the size of its rented office space located in its headquarters complex in Moscow for the remaining period of the original lease. In April 2014, the Company further extended its headquarters complex signing a seven-year lease agreement for additional office space and extending the existing rent agreements to 2021.

        As of December 31, 2014, future minimum lease payments due under the Moscow leases and other non-cancellable operating leases for more than one year are as follows:

Payments due in the years ending December 31,	Moscow headquarters lease	Other leases	Total	Total
	RUR	RUR	RUR	$
2015	3,466	590	4,056	72.2
2016	3,557	383	3,940	70.0
2017	3,681	239	3,920	69.7
2018	3,973	134	4,107	73.0
2019 and thereafter	9,323	7	9,330	165.8

Total	24,000	1,353	25,353	450.7

        For the purposes of the disclosure above, the Company assumed no changes in the rented space or rental price specified in existing rental agreements as of the reporting date.

        For the years ended December 31, 2012, 2013 and 2014, rent expenses under operating leases totaled approximately RUR 1,656, RUR 1,790 and RUR 2,674 ($47.5), respectively.

        Additionally, the Company has entered into purchase commitments for other goods and services and acquisition of businesses, which total RUR 4,630 ($82.3) in 2015, RUR 1,969 ($35.0) in 2016, RUR 825 ($14.7) in 2017, RUR 1,281 ($22.8) in 2018, RUR 748 ($13.3) in 2019 and RUR 1,248 ($22.2) thereafter.

Legal Proceedings

        In the ordinary course of business, the Company is a party to various legal proceedings, and subject to claims, certain of which relate to copyright infringement. The Company believes that its liability, if any, in all such pending litigation, other legal proceedings or other matters will not have a material effect upon its financial condition, results of operations or the liquidity of the Company.

Environment and Current Economic Situation

        Emerging markets such as Russia are subject to different risks than more developed markets, including economic, political and social, and legal and legislative risks. Laws and regulations affecting businesses continue to change rapidly and tax and regulatory frameworks are subject to varying interpretations.

        In particular, taxes are subject to review and investigation by a number of authorities authorized by law to impose fines and penalties. Although the Company believes it has provided adequately for all tax liabilities based on its understanding of the tax legislation, the above factors may create tax risks for the Company. In addition to the obligations shown in the lease commitments section above, approximately RUR 97 ($1.7) of unrecognized tax benefits have been recorded as liabilities, and the Company is uncertain as to if or when such amounts may be settled (Note 10). Related to unrecognized tax benefits, the Company has also recorded a liability for potential penalties of RUR 16 ($0.3) and interest of RUR 18 ($0.3). As of December 31, 2014, except for the income tax contingencies described above, the Company accrued RUR 185 ($3.3) for contingencies related to non-income taxes. Additionally, the Company has identified possible contingencies related to non-income taxes, which are not accrued. Such possible non-income tax contingencies could materialize and require the Company to pay additional amounts of tax. As of December 31, 2014, the Company estimates such contingencies related to non-income taxes to be up to approximately RUR 78 ($1.4).

        The future economic direction of Russia is heavily influenced by the fiscal and monetary policies adopted by the government, together with developments in the legal, regulatory, and political environment.

        Additionally, significant uncertainty exists around the current geopolitical situation in Ukraine. The United States, the European Union and other countries have imposed economic sanctions on certain Russian government officials, other individuals and certain Russian companies in connection with recent developments in Ukraine and Crimea. Neither the Company, nor any of its Russian subsidiaries or other operations or assets, are a target of current sanctions. However, there is significant uncertainty regarding the extent or timing of any potential further economic or trade sanctions, or the ultimate outcome of the Ukrainian crisis.

        In 2014 and early 2015, Russia has experienced significant economic instability, characterized by substantial depreciation of its currency, sharp fluctuations of interest rates, a forecasted decline in gross domestic product in 2015 and a steep decline in the value of shares traded on its stock exchanges. Any continuing economic and political instability, potentially including continued or additional international economic sanctions, could have negative impact on advertising spending in future periods. Because Russia produces and exports large volumes of oil and gas, the Russian economy is particularly sensitive to the price of oil and gas on the world market.